INCOME TAXES - Deferred Tax Asset and Liability Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 119,357
Deferred tax liabilities	13,111
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(8,718)	€ 18,290
Charged to equity	(9,554)	(16,961)
Changes in scope of consolidation		3,962
Translation differences and other changes	(4,860)	1,678
Deferred tax assets	94,091	119,357
Deferred tax liabilities	10,977	13,111
Net deferred tax assets	83,114	106,246	€ 99,277
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	111,321	77,915
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(6,959)	29,461
Changes in scope of consolidation		(78)
Translation differences and other changes	(2,119)	4,023
Deferred tax assets	102,243	111,321
Deferred income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	43,549	39,318
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	2,649	4,231
Deferred tax assets	46,198	43,549
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,370	2,242
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(11)	(54)
Charged to equity	203	(18)
Translation differences and other changes		200
Deferred tax assets	2,562	2,370
Cash flow hedge reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,325	24,267
Deferred tax liabilities	(1)	(1)
Changes in deferred tax liability (asset) [abstract]
Charged to equity	(9,757)	(16,943)
Translation differences and other changes		1
Deferred tax assets	(2,432)	7,325
Deferred tax liabilities	(1)	(1)
Foreign currency exchange rate differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,028	343
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(2,288)	2,685
Deferred tax assets	740	3,028
Inventory obsolescence
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24,569	25,075
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	13,515	(626)
Translation differences and other changes	(469)	120
Deferred tax assets	37,615	24,569
Allowances for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,107	3,633
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(94)	485
Translation differences and other changes	(14)	(11)
Deferred tax assets	3,999	4,107
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	19,853	21,682
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(3,283)	(1,783)
Translation differences and other changes		(46)
Deferred tax assets	16,570	19,853
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,833	10,838
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	2,007	(1,808)
Changes in scope of consolidation		6,989
Translation differences and other changes	(3,457)	(2,186)
Deferred tax assets	12,383	13,833
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	229,955	205,313
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	5,536	32,591
Charged to equity	(9,554)	(16,961)
Changes in scope of consolidation		6,911
Translation differences and other changes	(6,059)	2,101
Deferred tax assets	219,878	229,955
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(17,592)	(14,571)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	7,408	(2,591)
Translation differences and other changes	1,254	(430)
Deferred tax liabilities	(8,930)	(17,592)
Capitalization of development costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(90,480)	(79,531)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(24,295)	(10,949)
Deferred tax liabilities	(114,775)	(90,480)
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,745)	(1,713)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(123)	(32)
Deferred tax liabilities	(1,868)	(1,745)
Exchange rate differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,547)	(1,970)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	2,900	(1,577)
Deferred tax liabilities	(647)	(3,547)
Lease accounting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(11,004)	(11,457)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	352	453
Deferred tax liabilities	(10,652)	(11,004)
Withholding tax on undistributed earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,150)	(1,150)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	1,150
Deferred tax liabilities	0	(1,150)
Total deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(125,519)	(110,393)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(12,608)	(14,696)
Translation differences and other changes	1,254	(430)
Deferred tax liabilities	(136,873)	(125,519)
Deferred tax asset arising on tax loss carry-forward
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(1,646)	395
Changes in scope of consolidation		(2,949)
Translation differences and other changes	(55)	7
Net deferred tax assets	€ 109	€ 1,810	€ 4,357